Average Annual Total Returns{- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-13 - Fidelity Global Commodity Stock Fund	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Inception Date	MS159 Past 1 year	MS159 Past 5 years	MS159 Past 10 years	MS404 Past 1 year	MS404 Past 5 years	MS404 Past 10 years
Total	10.74%	1.28%	(0.53%)	10.12%	0.91%	(0.78%)	6.99%	1.00%	(0.34%)	13.09%	1.46%	(0.58%)	15.70%	1.73%	(0.70%)	17.96%	2.84%	0.38%	18.04%		(1.82%)	[1]	Oct. 02, 2018	27.11%	8.84%	9.20%	13.50%	3.18%	0.76%

[1]	(a)Since inception October 2, 2018.